Deposits	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Deposits

Note 14 Deposits

	As at
	October 31, 2023				October 31, 2022

(Millions of Canadian dollars)	Demand (1)	Notice (2)	Term (3)	Total	Demand (1)	Notice (2)	Term (3)	Total
Personal	$186,530	$57,614	$197,802	$441,946	$203,645	$64,743	$136,544	$404,932
Business and government	316,200	19,056	409,819	745,075	348,004	17,855	394,011	759,870
Bank	7,996	769	35,901	44,666	10,458	490	33,064	44,012
	$510,726	$77,439	$643,522	$1,231,687	$562,107	$83,088	$563,619	$1,208,814
Non-interest-bearing (4)
Canada	$132,994	$6,107	$168	$139,269	$149,737	$7,797	$466	$158,000
United States	40,646	–	–	40,646	52,702	–	–	52,702
Europe (5)	17	–	–	17	620	–	–	620
Other International	7,265	–	–	7,265	7,840	–	–	7,840
Interest-bearing (4)
Canada	302,746	14,641	493,347	810,734	305,779	17,982	409,586	733,347
United States	16,210	55,895	78,837	150,942	11,410	57,055	85,111	153,576
Europe (5)	5,353	726	51,812	57,891	28,276	254	52,144	80,674
Other International	5,495	70	19,358	24,923	5,743	–	16,312	22,055
	$510,726	$77,439	$643,522	$1,231,687	$562,107	$83,088	$563,619	$1,208,814

(1)	Demand deposits are deposits for which we do not have the right to require notice of withdrawal, which include both savings and chequing accounts.
(2)	Notice deposits are deposits for which we can legally require notice of withdrawal. These deposits are primarily savings accounts.
(3)	Term deposits are deposits payable on a fixed date, and include term deposits, guaranteed investment certificates and similar instruments.
(4)	The geographical splits of the deposits are based on the point of origin of the deposits and where the revenue is recognized. As at October 31, 2023, deposits denominated in U.S. dollars, British pounds, Euro and other foreign currencies were $445 billion, $34 billion, $49 billion and $32 billion, respectively (October 31, 2022 – $465 billion, $35 billion, $50 billion and $30 billion, respectively).
(5)	Europe includes the United Kingdom, the Channel Islands, France and Luxembourg.
Contractual maturities of term deposits

	As at
(Millions of Canadian dollars)	October 31 2023	October 31 2022
Within 1 year:
less than 3 months	$182,373	$159,602
3 to 6 months	69,868	61,996
6 to 12 months	151,079	156,531
1 to 2 years	76,232	49,225
2 to 3 years	49,965	42,809
3 to 4 years	36,774	27,609
4 to 5 years	36,506	33,835
Over 5 years	40,725	32,012
	$643,522	$563,619
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more	$586,000	$521,000

Average deposit balances and average rates of interest

	For the year ended
	October 31, 2023		October 31, 2022
(Millions of Canadian dollars, except for percentage amounts)	Average balances	Average rates	Average balances	Average rates
Canada	$913,669	3.02%	$847,052	1.02%
United States	196,490	2.74	207,436	0.50
Europe	70,426	4.22	81,824	1.03
Other International	31,035	2.26	28,613	0.72
	$1,211,620	3.03%	$1,164,925	0.92%